Business Combinations - Consideration Transferred (Details) € in Millions, ¥ in Millions	Jan. 08, 2019 JPY (¥) shares	Apr. 30, 2018 JPY (¥)	Feb. 16, 2017 JPY (¥)	Jun. 08, 2018 EUR (€)
Shire
Disclosure of detailed information about business combination [line items]
Cash	¥ 3,029,431
Takeda equity (770,303,013 shares)	3,131,282
Cash for cash settled awards	52,622
Consideration transferred	¥ 6,213,335
Equity issued (in shares) | shares	770,303,013
Cash acquired	¥ (227,223)
TiGenix
Disclosure of detailed information about business combination [line items]
Cash		¥ 67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date		2,684
Consideration transferred		70,003		€ 470.2
Cash acquired		¥ (3,951)
ARIAD Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Cash			¥ 531,918
Debt assumed			59,155
Assumption of share-based payment liabilities			27,820
Consideration transferred			618,893
Cash acquired			(29,869)
Deferred consideration			(1,509)
Proceeds from cash flow hedge			(4,411)
Net consideration paid			¥ 583,104